Employee benefits - Expected benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Employee benefits
Disbursement of cash flow in 2018	$ 125
2019 | Overfunded pension plans
Employee benefits
Expected benefit payments	259
2019 | Underfunded pension plans
Employee benefits
Expected benefit payments	222
2019 | Other benefits
Employee benefits
Expected benefit payments	61
2020 | Overfunded pension plans
Employee benefits
Expected benefit payments	268
2020 | Underfunded pension plans
Employee benefits
Expected benefit payments	223
2020 | Other benefits
Employee benefits
Expected benefit payments	63
2021 | Overfunded pension plans
Employee benefits
Expected benefit payments	276
2021 | Underfunded pension plans
Employee benefits
Expected benefit payments	223
2021 | Other benefits
Employee benefits
Expected benefit payments	65
2022 | Overfunded pension plans
Employee benefits
Expected benefit payments	284
2022 | Underfunded pension plans
Employee benefits
Expected benefit payments	223
2022 | Other benefits
Employee benefits
Expected benefit payments	67
2023 | Overfunded pension plans
Employee benefits
Expected benefit payments	291
2023 | Underfunded pension plans
Employee benefits
Expected benefit payments	224
2023 | Other benefits
Employee benefits
Expected benefit payments	69
2024 and thereafter | Overfunded pension plans
Employee benefits
Expected benefit payments	1,543
2024 and thereafter | Underfunded pension plans
Employee benefits
Expected benefit payments	1,116
2024 and thereafter | Other benefits
Employee benefits
Expected benefit payments	$ 369